Financial liabilities - borrowings	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Financial liabilities - borrowings
18. Financial liabilities – borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2025	2024

Non-current

3.75% GBP notes 2030 (nominal amount £350m)	356	355

5.375% GBP notes 2034 (nominal amount £350m)	350	350

Revolving Credit Facilities	297	–

Lease liabilities (see note 34)	416	452

	1,419	1,157

Current (due within one year or on demand)

1.375% Euro notes 2025 (nominal amount € 300m)	–	250

Lease liabilities (see note 34)	62	65

Overdrafts	–	–

	62	315

Total borrowings	1,481	1,472
Included in non-current borrowings is
£
13m
of accrued interest (2024:
£13m). No
accrued interest is included in current borrowings (2024:
£2m). The maturities of the Group’s
non-current
borrowings are as follows:

All figures in £ millions	2025	2024

Between one and two years	70	71

Between two and five years	778	149

Over five years	571	937

	1,419	1,157
In May 2025, the Group repaid its
€
300m 1.375% Euro notes 2025 and closed out various related derivatives.
In 2024, the Group issued a new £350m 5.375%
GBP denominated Education Bond. The bond was admitted to trading on the London Stock Exchange. The proceeds from the bond were used to finance or refinance projects or expenditure that meets the eligible categories set out in the Group’s Social Bond Framework.
The carrying amounts and market values of borrowings are as follows:

			2025			2024

All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value

1.375% Euro notes 2025	–	–	–	1.44%	250	247

3.75% GBP notes 2030	3.93%	356	338	3.93%	355	328

5.375% GBP notes 2034	5.6%	350	347	5.6%	350	343

Revolving Credit Facilities	n/a	297	297	–	–	–

		1,003	982		955	918
The market values stated above are based on clean market prices at the year end or, where these are not available, on the quoted market prices of comparable debt issued by other companies. The effective interest rates above relate to the underlying debt instruments.
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2025	2024

US dollar	153	187

Sterling	1,309	1,013

Euro	2	253

Other	17	19

	1,481	1,472
In June 2025, the Group secured a new three-year, $800 million revolving credit facility. This facility can be utilised for general corporate purposes, enhancing our liquidity, and is in addition to the Group’s existing revolving credit facility. The Group had $
1.4
bn (£
1.0
bn) of undrawn capacity on its committed borrowing facilities as at 31 December 2025 (2024: $1bn (£0.8bn) undrawn). For these facilities, the two main covenants require net debt to EBITDA to be a maximum of four times and interest cover to be at least three times. The Group reports against these criteria twice a year and has had significant headroom against both criteria throughout the reporting period. Based on current projections, the covenants will not be breached when they are next tested at the 2026 interim reporting date.
There are no additional significant covenants attached to any of the GBP denominated notes.
In addition, there are a number of short-term facilities that are utilised in the normal course of business. All of the Group’s borrowings are unsecured. In respect of lease obligations, the rights to the leased asset revert to the lessor in the event of default.